Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes

A reconciliation of income tax expense with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	Years Ended December 31,
	2015	2014
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$(5,408,551)	$(4,717,063)
State tax (benefit) at statutory rate, net of federal benefit	(928,107)	(13,020)
Change in Valuation Allowance	4,199,154	1,578,347
Change in research and development credits	(60,991)	316,311
Change in fair value of warrants	1,493,215	2,960,766
Other	705,280	(125,341)

Income tax expense	$—	$—

Effective income tax rate	—%	—%

Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2015 and 2014:

	December 31,
	2015	2014
Non-Current Deferred Tax Assets:
Reserves and accruals	$287,850	$71,953
Net Operating Loss Carryforwards	26,174,912	22,125,807
Research and development credits	1,381,296	1,345,833
Intangible Assets	(74,113)	46,784
Fixed Assets	9,080	(10,505)

Total Non-Current Deferred Tax Assets	27,779,025	23,579,872

Valuation Allowance	(27,779,025)	(23,579,872)

Net Deferred Tax Assets	$—	$—

Summary of Gross Unrecognized Tax Benefits

The following tables summarize the activities of gross unrecognized tax benefits:

	December 31,
	2015	2014
Beginning balance	673,247	—
Increase related to prior year tax positions	—	628,383
Decreases related to prior year tax positions	(13,207)	—
Increase related to Current year tax positions	31,657	44,864
Decreases related to current year tax positions	—	—

Ending Balance	$691,697	$673,247